License Agreements - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2013	Aug. 31, 2021	Jul. 31, 2021
License Agreement Disclosure [Line Items]
Research and development expense	$ 19,956,000	$ 21,832,000
Regents Of The University Of California [Member]
License Agreement Disclosure [Line Items]
Payment of one time license issuance fees			$ 50,000
Payable In Connection With The Closing Of The Merger Agreement	1,000,000.0	1,000,000.0		$ 1,000,000.0
Research and development expense	15,000	$ 15,000
Amendment To The License Agreement [Member] | Regents Of The University Of California [Member]
License Agreement Disclosure [Line Items]
Payable In Connection With The Closing Of The Merger Agreement					$ 1,000,000.0
Terminate agreement period for written notice			60 days
Amendment To The License Agreement [Member] | Regents Of The University Of California [Member] | Certain Clinical And Regulatory Milestones [Member]
License Agreement Disclosure [Line Items]
Remaining milestone payments payable	$ 375,000